INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the year	$ 39,052,925	$ 29,338,548	$ 27,322,003
Business combination		5,611,918
Purchases of the year	229,990,487	112,084,246	88,195,797
Production costs	15,756,739	11,169,890	10,998,165
Foreign currency translation	2,323,554	(509,874)	(3,601,829)
Subtotal	287,123,705	157,694,728	122,914,136
Inventories as of the end of the year	78,759,610	39,052,925	29,338,548
Cost of sales	$ 208,364,095	$ 118,641,803	$ 93,575,588